[LOGO]
 USAA(R)

                     USAA WORLD GROWTH Fund

                                           [GRAPHIC]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2002

                                             (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                             [GRAPHIC]

                                            FORTUNATELY,
[PHOTO]                          BEAR MARKETS - LIKE THE BULL MARKET
                                  OF THE 1990S - DON'T LAST FOREVER.

                                             [GRAPHIC]
--------------------------------------------------------------------------------

                 The past three years have been difficult ones for investors. Fortunately, bear markets - like the bull market of the 1990s-don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

                 As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

                 Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 business. Our mission is to provide you with an exceptional value - superior services and products you need at a reasonable price.

                 We remain committed to our policy of offering you no-load mutual funds without excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

                 We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

                 Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                  1

SHAREHOLDER VOTING RESULTS                                  8

FINANCIAL INFORMATION

   Portfolio of Investments                                10

   Notes to Portfolio of Investments                       17

   Financial Statements                                    18

   Notes to Financial Statements                           21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA WORLD GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

                                          11/30/02                 5/31/02
Net Assets                             $228.0 Million           $276.0 Million
Net Asset Value Per Share                 $12.51                   $14.42

               AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/02

5/31/02 TO 11/30/02*          1 YEAR           5 YEARS         10 YEARS
     -13.25%                  -12.69%          -1.64%           5.76%

* TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON


                USAA WORLD   MSCI-WORLD    LIPPER       LIPPER
                GROWTH FUND   INDEX        GLOBAL     GLOBAL FDS
                                          FUNDS AVG     INDEX
                -----------  ----------   ---------   ----------
    11/30/1992   $10,000     $10,000      $10,000     $10,000
    12/31/1992    10,148      10,078       10,153      10,134
     1/31/1993    10,207      10,108       10,234      10,210
     2/28/1993    10,256      10,345       10,324      10,352
     3/31/1993    10,690      10,942       10,789      10,804
     4/30/1993    10,828      11,446       10,981      11,037
     5/31/1993    11,105      11,706       11,314      11,350
     6/30/1993    10,897      11,605       11,161      11,232
     7/31/1993    11,016      11,841       11,373      11,475
     8/31/1993    11,617      12,381       12,090      12,161
     9/30/1993    11,637      12,149       12,201      12,214
    10/31/1993    12,051      12,481       12,785      12,765
    11/30/1993    11,696      11,772       12,495      12,437
    12/31/1993    12,587      12,345       13,561      13,454
     1/31/1994    13,281      13,157       14,156      14,098
     2/28/1994    13,063      12,984       13,847      13,769
     3/31/1994    12,399      12,421       13,226      13,127
     4/30/1994    12,537      12,802       13,424      13,329
     5/31/1994    12,597      12,832       13,430      13,329
     6/30/1994    12,409      12,793       13,151      13,013
     7/31/1994    12,709      13,034       13,537      13,444
     8/31/1994    13,324      13,423       14,053      14,000
     9/30/1994    13,163      13,068       13,833      13,752
    10/31/1994    13,314      13,436       14,074      13,970
    11/30/1994    12,708      12,851       13,426      13,314
    12/31/1994    12,667      12,972       13,270      13,159
     1/31/1995    11,988      12,774       12,890      12,724
     2/28/1995    11,998      12,957       13,140      12,868
     3/31/1995    12,302      13,579       13,497      13,136
     4/30/1995    12,748      14,049       13,937      13,564
     5/31/1995    13,133      14,166       14,258      13,859
     6/30/1995    13,386      14,158       14,499      14,122
     7/31/1995    14,055      14,864       15,250      14,814
     8/31/1995    13,862      14,529       15,022      14,634
     9/30/1995    14,015      14,949       15,297      14,906
    10/31/1995    13,689      14,711       14,972      14,549
    11/30/1995    13,919      15,218       15,229      14,792
    12/31/1995    14,294      15,660       15,486      15,080
     1/31/1996    14,699      15,940       15,924      15,525
     2/29/1996    14,958      16,034       16,096      15,688
     3/31/1996    15,290      16,297       16,361      15,929
     4/30/1996    15,933      16,677       16,882      16,457
     5/31/1996    16,078      16,688       17,034      16,604
     6/30/1996    16,078      16,769       17,008      16,560
     7/31/1996    15,226      16,173       16,299      15,841
     8/31/1996    15,689      16,356       16,687      16,247
     9/30/1996    16,087      16,993       17,164      16,704
    10/31/1996    16,033      17,108       17,209      16,708
    11/30/1996    16,935      18,063       18,076      17,499
    12/31/1996    17,022      17,771       18,117      17,526
     1/31/1997    17,667      17,982       18,566      17,919
     2/28/1997    17,667      18,185       18,718      18,028
     3/31/1997    17,489      17,822       18,450      17,812
     4/30/1997    17,712      18,401       18,730      18,038
     5/31/1997    18,735      19,533       19,833      19,141
     6/30/1997    19,592      20,504       20,678      19,963
     7/31/1997    20,485      21,445       21,741      20,960
     8/31/1997    19,486      20,007       20,465      19,799
     9/30/1997    20,657      21,091       21,723      21,028
    10/31/1997    19,417      19,977       20,259      19,705
    11/30/1997    19,016      20,328       20,312      19,746
    12/31/1997    19,212      20,572       20,547      19,978
     1/31/1998    19,236      21,142       20,787      20,202
     2/28/1998    20,684      22,569       22,238      21,566
     3/31/1998    21,846      23,518       23,342      22,651
     4/30/1998    22,214      23,744       23,729      22,981
     5/31/1998    21,787      23,443       23,541      22,784
     6/30/1998    21,692      23,996       23,677      22,855
     7/31/1998    21,351      23,954       23,726      22,864
     8/31/1998    17,717      20,756       20,141      19,534
     9/30/1998    17,582      21,120       20,128      19,546
    10/31/1998    19,043      23,025       21,310      20,840
    11/30/1998    19,903      24,391       22,531      21,988
    12/31/1998    21,204      25,579       23,509      22,901
     1/31/1999    21,879      26,135       23,951      23,379
     2/28/1999    21,155      25,436       23,229      22,705
     3/31/1999    22,051      26,492       24,030      23,484
     4/30/1999    22,825      27,532       25,078      24,550
     5/31/1999    22,235      26,522       24,288      23,828
     6/30/1999    23,488      27,756       25,540      25,029
     7/31/1999    23,723      27,669       25,493      25,096
     8/31/1999    23,863      27,616       25,516      25,070
     9/30/1999    23,505      27,344       25,288      24,852
    10/31/1999    24,221      28,762       26,372      25,819
    11/30/1999    25,487      29,567       28,309      27,553
    12/31/1999    27,721      31,957       31,323      30,615
     1/31/2000    26,557      30,123       30,023      29,419
     2/29/2000    27,721      30,201       32,122      31,238
     3/31/2000    28,858      32,284       32,733      32,016
     4/30/2000    27,906      30,916       30,983      30,419
     5/31/2000    27,258      30,129       29,884      29,515
     6/30/2000    28,422      31,140       31,130      30,683
     7/31/2000    27,468      30,260       30,412      30,061
     8/31/2000    28,498      31,240       31,617      31,282
     9/30/2000    26,605      29,575       29,862      29,619
    10/31/2000    25,575      29,076       29,058      28,898
    11/30/2000    23,739      27,307       27,359      27,213
    12/31/2000    24,615      27,745       28,174      28,012
     1/31/2001    25,297      28,280       28,571      28,476
     2/28/2001    22,723      25,887       26,452      26,389
     3/31/2001    20,844      24,182       24,564      24,556
     4/30/2001    22,681      25,964       26,290      26,239
     5/31/2001    22,125      25,626       26,091      26,079
     6/30/2001    21,443      24,820       25,336      25,346
     7/31/2001    21,095      24,488       24,716      24,718
     8/31/2001    20,316      23,309       23,643      23,736
     9/30/2001    18,298      21,252       21,407      21,519
    10/31/2001    18,924      21,658       22,013      22,055
    11/30/2001    20,051      22,936       23,333      23,257
    12/31/2001    20,307      23,078       23,718      23,596
     1/31/2002    19,705      22,376       23,001      22,881
     2/28/2002    19,677      22,179       22,881      22,746
     3/31/2002    20,670      23,201       23,953      23,823
     4/30/2002    20,125      22,369       23,320      23,245
     5/31/2002    20,181      22,406       23,308      23,298
     6/30/2002    18,991      21,043       21,930      21,945
     7/31/2002    17,228      19,268       20,006      20,004
     8/31/2002    17,396      19,300       20,041      20,096
     9/30/2002    16,024      17,175       18,038      18,099
    10/31/2002    16,934      18,441       19,097      19,133
    11/30/2002    17,508      19,432       20,049      20,069






                 DATA FROM 11/30/92 THROUGH 11/30/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the following benchmarks:

                 o The Morgan Stanley Capital International (MSCI) World Index, an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

                 o The Lipper Global Funds Average, an average performance level of all global funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM
         MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA World Growth Fund had a total return of -13.25% for the six months ended November 30, 2002. This compares to a total return of -14.19% for the Lipper Global Funds Average.

WHAT STRATEGIES DID THE FUND PURSUE DURING THE PERIOD?

                 Both in the United States and overseas, we sought to buy companies with good growth prospects at a reasonable price. We look for these characteristics in individual companies, rather than by economic sector or geographic region. Our process is from the bottom up, and the most important input is the individual company research that our analysts conduct.

WHERE DID YOU FIND THESE CHARACTERISTICS DURING THE REPORTING PERIOD?

                 In the health care sector, we identified a variety of companies that have the potential to generate significant free cash flow and deliver good earnings growth on a long-term basis, including Novartis AG(Switzerland) and Aventis S.A. (France) as well as Merck & Co., Inc., Eli Lilly & Co., Pfizer, Inc., and Johnson & Johnson, Inc. in the United States. Within the leisure sector, we were invested in several media companies that could benefit from long-term secular growth and a cyclical upturn in

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 advertising spending. Among these are Viacom, Inc. (U.S.), News Corp. Ltd. (Australia), and British Sky Broadcasting Group plc (U.K.).

                 Given the uncertain economic environment, our process led us to invest in companies that are attractively priced and have the potential to deliver good earnings growth regardless of what happens in the economy. A number of these were within the industrial-gas area, including Praxair, Inc. (U.S.), L'Air Liquide S.A. (France), and Linde AG(Germany). The benefit of lower sensitivity to the economy was also evident in our consumer staples holdings such as Unilever N.V. ADR (Netherlands) and Diageo plc (U.K.), and within this sector we generally found more compelling valuations outside of the United States.

                 Overall, our underweight position in the struggling technology sector helped, but even within technology we found some individual company opportunities such as Canon, Inc. (Japan), Nokia Corp. ADR (Finland), and Hewlett-Packard Co. (U.S.).

HOW IS THE PORTFOLIO POSITIONED REGIONALLY?

                 Compared to the MSCI World Index as of the end of the reporting period, the Fund was significantly underweight in the United States, slightly underweight in Japan, and overweight in the United Kingdom and Europe. Once again, our overall regional stance is based on individual company stock selection.

                 With all the concerns about the global economy, our focus remains on finding attractively priced companies that we believe have the potential to build earnings. We're working hard on your behalf, and we thank you for the opportunity and privilege of serving you.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 REFER TO PAGE 3 FOR THE MSCI WORLD INDEX DEFINITION.

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                               TOP 10 INDUSTRIES
                               (% OF NET ASSETS)

Pharmaceuticals                                                 10.7%

Property & Casualty Insurance                                    6.6%

Industrial Gases                                                 6.5%

Specialty Chemicals                                              5.3%

Banks                                                            5.2%

Movies & Entertainment                                           4.7%

Diversified Financial Services                                   4.1%

Integrated Telecommunication Svcs.                               3.8%

Packaged Foods & Meat                                            3.5%

Distillers & Vintners                                            3.2%

                             TOP 10 EQUITY HOLDINGS
                               (% OF NET ASSETS)

Syngenta AG                                                      3.7%

Diageo plc                                                       3.2%

Praxair, Inc.                                                    2.4%

Reckitt Benckiser plc                                            2.2%

Unilever N.V. ADR                                                2.1%

L'Air Liquide S.A.                                               2.0%

Reed Elsevier N.V.                                               2.0%

ACE Ltd.                                                         1.9%

QBE Insurance Group Ltd.                                         1.8%

Viacom, Inc. "B"                                                 1.7%

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                ASSET ALLOCATION
                                    11/30/02

                                    [CHART]

United States                                          37.5%

United Kingdom                                         16.6%

France                                                  9.4%

Netherlands                                             7.1%

Switzerland                                             7.0%

Japan                                                   6.1%

Australia                                               3.3%

Spain                                                   3.1%

Other*                                                 10.2%

     *Includes countries with less than 3% of the portfolio and money market instruments.

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-15.

8

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

                 NUMBER OF SHARES VOTING

                 -------------------------------------------------------------
                   FOR            AGAINST        ABSTAIN    BROKER NON-VOTE*
                 -------------------------------------------------------------
                 12,587,953        355,252        216,319          N/A

PROPOSAL 2C
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement between IMCO and MFS Investment Management.

                 NUMBER OF SHARES VOTING

                 -------------------------------------------------------------
                   FOR            AGAINST        ABSTAIN    BROKER NON-VOTE*
                 -------------------------------------------------------------
                 12,550,834        381,480        227,210          N/A

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Trustees of USAA Investment Trust to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

                 NUMBER OF SHARES VOTING

                 -------------------------------------------------------------
                   FOR            AGAINST        ABSTAIN    BROKER NON-VOTE*
                 -------------------------------------------------------------
                 12,053,413        746,200        269,242         90,669

               * BROKER "NON-VOTES" (I.E., PROXIES FROM BROKERS OR NOMINEES
                 INDICATING THAT SUCH PERSONS HAVE NOT RECEIVED INSTRUCTION FROM THE BENEFICIAL OWNER OR OTHER PERSON ENTITLED TO VOTE SHARES ON A PARTICULAR MATTER WITH RESPECT TO WHICH THE BROKERS OR NOMINEES DO NOT HAVE DISCRETIONARY POWER) ARE TREATED THE SAME AS ABSTENTIONS AND, AS A RESULT, HAD THE EFFECT OF AN "AGAINST" VOTE ON THE OUTCOME OF THE PROPOSALS.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              INTERNATIONAL STOCKS (61.8%)

              AUSTRALIA (3.3%)
  469,935     News Corp. Ltd.                                                           $   3,344
  936,510     QBE Insurance Group Ltd.                                                      4,198
                                                                                        ---------
                                                                                            7,542
                                                                                        ---------
              CANADA (2.5%)
  144,400     BCE, Inc.                                                                     2,629
   28,092     Canadian National Railway Co.                                                 1,152
   42,000     Canadian Natural Resources Ltd.                                               1,100
   22,800     Talisman Energy, Inc.                                                           794
                                                                                        ---------
                                                                                            5,675
                                                                                        ---------
              FINLAND (1.0%)
  117,400     Nokia Corp. ADR                                                               2,255
                                                                                        ---------
              FRANCE (9.4%)
   58,409     Aventis S.A.                                                                  3,246
   71,000     Bouygues S.A.                                                                 2,098
   34,600     Cap Gemini S.A.                                                               1,106
   50,400     Carrefour S.A.                                                                2,211
    5,000     Clarins S.A.                                                                    197
   34,400     L'Air Liquide S.A.                                                            4,616
   60,900     Sanofi-Synthelabo S.A.                                                        3,594
    8,400     Total Fina Elf S.A.                                                           1,127
   47,774     Total Fina Elf S.A. ADR                                                       3,189
                                                                                        ---------
                                                                                           21,384
                                                                                        ---------
              GERMANY (2.1%)
   52,400     Bayerische Motoren Werke AG                                                   1,775
   62,300     Linde AG                                                                      2,339
    4,800     Muenchener Rueckversicherungs-Gesellschaft AG                                   668
                                                                                        ---------
                                                                                            4,782
                                                                                        ---------
              IRELAND (0.7%)
  148,500     Irish Life & Permanent plc                                                    1,733
                                                                                        ---------
              ITALY (0.5%)
  356,100     Snam Rete Gas S.p.A.                                                          1,100
                                                                                        ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              JAPAN (6.1%)
   66,000     Canon, Inc.                                                               $   2,512
  222,700     Chugai Pharmaceutical Co. Ltd.                                                1,824
   54,800     Credit Saison Co. Ltd.                                                        1,007
   66,500     Honda Motor Co. Ltd.                                                          2,504
  240,000     Nissan Motor Co. Ltd.                                                         1,911
   45,000     Ono Pharmaceutical Co. Ltd.                                                   1,283
  150,000     Shiseido Co. Ltd.                                                             1,780
   70,000     Tokyo Broadcasting System Ltd.                                                1,004
                                                                                        ---------
                                                                                           13,825
                                                                                        ---------
              KOREA (0.5%)
    3,260     Samsung Electronics Co. Ltd.                                                  1,055
                                                                                        ---------
              MEXICO (0.4%)
   45,400     Coca Cola Femsa S.A. de C.V. ADR                                              1,003
                                                                                        ---------
              NETHERLANDS (7.1%)
  116,000     Akzo Nobel N.V.                                                               3,629
  372,400     Reed Elsevier N.V.                                                            4,606
   90,500     STMicroelectronics N.V.                                                       2,313
   80,800     Unilever N.V. ADR                                                             4,703
   90,700     Vodafone Libertel N.V. *                                                        892
                                                                                        ---------
                                                                                           16,143
                                                                                        ---------
              SINGAPORE (1.2%)
  242,000     DBS Group Holdings Ltd.                                                       1,534
  164,000     United Overseas Bank Ltd.                                                     1,114
                                                                                        ---------
                                                                                            2,648
                                                                                        ---------
              SPAIN (3.1%)
  121,300     Gas Natural SDG S.A.                                                          2,316
  193,000     Iberdrola S.A.                                                                2,496
  227,300     Telefonica S.A. *                                                             2,312
                                                                                        ---------
                                                                                            7,124
                                                                                        ---------
              SWEDEN (0.3%)
   67,100     Saab AB "B"                                                                     725
                                                                                        ---------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              SWITZERLAND (7.0%)
   76,700     Novartis AG                                                               $   2,849
  148,022     Syngenta AG                                                                   8,369
    4,300     Synthes-Stratec, Inc.                                                         2,544
   42,255     UBS AG                                                                        2,126
                                                                                        ---------
                                                                                           15,888
                                                                                        ---------
              UNITED KINGDOM (16.6%)
  128,900     ACE Ltd.                                                                      4,396
  236,900     BOC Group plc                                                                 3,297
  359,300     BP plc                                                                        2,339
  186,800     British Sky Broadcasting Group plc *                                          1,909
   65,900     Capital Radio plc                                                               536
  705,900     Diageo plc                                                                    7,350
  112,900     GlaxoSmithKline plc                                                           2,112
1,319,100     Granada plc                                                                   1,959
  155,400     Next plc                                                                      2,030
  284,100     Reckitt Benckiser plc                                                         4,935
  120,500     Royal Bank Scotland Group plc                                                 3,088
1,432,700     Vodafone Group plc                                                            2,718
  374,000     William Hill plc                                                              1,246
                                                                                        ---------
                                                                                           37,915
                                                                                        ---------
              Total international stocks (cost: $136,407)                                 140,797
                                                                                        ---------

              U.S. STOCKS (37.5%)

              AIR FREIGHT & LOGISTICS (0.8%)
   36,400     FedEx Corp.                                                                   1,914
                                                                                        ---------
              BANKS (1.8%)
   68,200     SouthTrust Corp.                                                              1,783
   38,900     SunTrust Banks, Inc.                                                          2,282
                                                                                        ---------
                                                                                            4,065
                                                                                        ---------
              COMPUTER HARDWARE (2.6%)
  184,700     Hewlett-Packard Co.                                                           3,598
   26,000     IBM Corp.                                                                     2,265
                                                                                        ---------
                                                                                            5,863
                                                                                        ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES (0.9%)
   85,400     ARAMARK Corp. "B" *                                                       $   1,960
                                                                                        ---------
              DIVERSIFIED FINANCIAL SERVICES (2.8%)
   63,400     Citigroup, Inc.                                                               2,465
   25,200     Goldman Sachs Group, Inc.                                                     1,987
   47,000     Merrill Lynch & Co., Inc.                                                     2,044
                                                                                        ---------
                                                                                            6,496
                                                                                        ---------
              FOOD RETAIL (0.8%)
   81,600     Safeway, Inc. *                                                               1,940
                                                                                        ---------
              FOOTWEAR (1.0%)
   49,800     Nike, Inc. "B"                                                                2,230
                                                                                        ---------
              HEALTH CARE DISTRIBUTORS & SERVICES (1.8%)
   86,800     IMS Health, Inc.                                                              1,441
   78,600     Lincare Holdings, Inc. *                                                      2,572
                                                                                        ---------
                                                                                            4,013
                                                                                        ---------
              HEALTH CARE EQUIPMENT (0.7%)
   56,200     Guidant Corp. *                                                               1,682
                                                                                        ---------
              HOME IMPROVEMENT RETAIL (1.3%)
  116,600     Home Depot, Inc.                                                              3,081
                                                                                        ---------
              INDUSTRIAL GASES (3.5%)
   52,100     Air Products & Chemicals, Inc.                                                2,304
   94,500     Praxair, Inc.                                                                 5,575
                                                                                        ---------
                                                                                            7,879
                                                                                        ---------
              INTEGRATED OIL & GAS (0.5%)
   24,086     ConocoPhillips                                                                1,152
                                                                                        ---------
              INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
   17,760     AT&T Corp.                                                                      498
   85,800     BellSouth Corp.                                                               2,385
   33,300     SBC Communications, Inc.                                                        949
                                                                                        ---------
                                                                                            3,832
                                                                                        ---------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.0%)
   85,800     MetLife, Inc.                                                             $   2,303
                                                                                        ---------
              MANAGED HEALTH CARE (0.7%)
   39,000     CIGNA Corp.                                                                   1,698
                                                                                        ---------
              MOVIES & ENTERTAINMENT (3.0%)
  187,900     AOL Time Warner, Inc. *                                                       3,076
   80,800     Viacom, Inc. "B" *                                                            3,798
                                                                                        ---------
                                                                                            6,874
                                                                                        ---------
              PACKAGED FOODS & MEAT (1.4%)
   32,800     J. M. Smucker Co.                                                             1,283
   56,300     Kellogg Co.                                                                   1,879
                                                                                        ---------
                                                                                            3,162
                                                                                        ---------
              PERSONAL PRODUCTS (0.6%)
   28,300     Alberto-Culver Co. "B"                                                        1,402
                                                                                        ---------
              PHARMACEUTICALS (4.2%)
   35,500     Eli Lilly & Co.                                                               2,425
   39,100     Johnson & Johnson, Inc.                                                       2,229
   42,100     Merck & Co., Inc.                                                             2,501
   75,300     Pfizer, Inc.                                                                  2,375
                                                                                        ---------
                                                                                            9,530
                                                                                        ---------
              PROPERTY & CASUALTY INSURANCE (2.9%)
   58,900     Allstate Corp.                                                                2,299
   64,800     Safeco Corp.                                                                  2,345
   50,600     St. Paul Companies, Inc.                                                      1,884
                                                                                        ---------
                                                                                            6,528
                                                                                        ---------
              RESTAURANTS (1.2%)
  115,000     Yum! Brands, Inc. *                                                           2,750
                                                                                        ---------
              SOFT DRINKS (1.4%)
   73,700     PepsiCo, Inc.                                                                 3,131
                                                                                        ---------
              SYSTEMS SOFTWARE (0.9%)
  171,700     Oracle Corp. *                                                                2,086
                                                                                        ---------
              Total U.S. stocks (cost: $86,457)                                            85,571
                                                                                        ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                                  MARKET
   AMOUNT                                                                                   VALUE
    (000)     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENT (1.0%)
   $2,214     Federal Home Loan Mortgage Discount Note, 1.20%, 12/02/2002
                (cost: $2,214)                                                          $   2,214
                                                                                        ---------

              TOTAL INVESTMENTS (COST: $225,078)                                        $ 228,582
                                                                                        =========

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

         Pharmaceuticals                                            10.7%
         Property & Casualty Insurance                               6.6
         Industrial Gases                                            6.5
         Specialty Chemicals                                         5.3
         Banks                                                       5.2
         Movies & Entertainment                                      4.7
         Diversified Financial Services                              4.1
         Integrated Telecommunication Services                       3.8
         Packaged Foods & Meat                                       3.5
         Distillers & Vintners                                       3.2
         Automobile Manufacturers                                    2.7
         Computer Hardware                                           2.6
         Oil & Gas Exploration & Production                          2.4
         Household Products                                          2.2
         Broadcasting & Cable TV                                     2.1
         Publishing                                                  2.0
         Health Care Equipment                                       1.9
         Integrated Oil & Gas                                        1.9
         Food Retail                                                 1.8
         Health Care Distributors & Services                         1.8
         Soft Drinks                                                 1.8
         Wireless Telecommunication Services                         1.6
         Personal Products                                           1.5
         Diversified Chemicals                                       1.4
         Home Improvement Retail                                     1.4
         Restaurants                                                 1.2
         Electric Utilities                                          1.1
         Electronic Equipment & Instruments                          1.1
         Footwear                                                    1.0
         Gas Utilities                                               1.0
         Life & Health Insurance                                     1.0
         Semiconductors                                              1.0
         Telecommunication Equipment                                 1.0
         U.S. Government                                             1.0
         Other                                                       8.2
                                                                   -----
         Total                                                     100.3%
                                                                   =====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

       * Non-income-producing security for the 12-month period ended November 30, 2002.

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $225,078)        $228,582
   Cash                                                                                  58
   Cash denominated in foreign currencies (identified cost of $8)                         9
   Receivables:
      Capital shares sold                                                               134
      Dividends and interest                                                            482
      Securities sold                                                                   171
                                                                                   --------
         Total assets                                                               229,436
                                                                                   --------
LIABILITIES
   Securities purchased                                                               1,003
   Unrealized depreciation on foreign currency contracts held, at value                   2
   Capital shares redeemed                                                              111
   USAA Investment Management Company                                                   156
   USAA Transfer Agency Company                                                          64
   Accounts payable and accrued expenses                                                107
                                                                                   --------
         Total liabilities                                                            1,443
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $227,993
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $242,880
   Accumulated undistributed net investment income                                      872
   Accumulated net realized loss on investments                                     (19,267)
   Net unrealized appreciation of investments                                         3,504
   Net unrealized appreciation on foreign currency translations                           4
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $227,993
                                                                                   ========
   Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                    18,223
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $  12.51
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA WORLD GROWTH FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME
   Income:
      Dividends (net of foreign taxes withheld of $167)         $  1,737
      Interest                                                        18
      Fees from securities loaned                                     13
                                                                --------
         Total income                                              1,768
                                                                --------
   Expenses:
      Management fees                                                906
      Administrative and servicing fees                              174
      Transfer agent's fees                                          383
      Custodian's fees                                               111
      Postage                                                         69
      Shareholder reporting fees                                      69
      Trustees' fees                                                   3
      Registration fees                                               27
      Professional fees                                               26
      Other                                                           14
                                                                --------
         Total expenses                                            1,782
      Expenses paid indirectly                                        (1)
                                                                --------
         Net expenses                                              1,781
                                                                --------
            Net investment income                                    (13)
                                                                --------

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized loss on:
      Investments                                                 (7,360)
      Foreign currency transactions                                  (77)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                (29,314)
      Foreign currency translations                                  (25)
                                                                --------
            Net realized and unrealized loss                     (36,776)
                                                                --------
Decrease in net assets resulting from operations                $(36,789)
                                                                ========

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA WORLD GROWTH FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

                                                                  11/30/2002         5/31/2002
                                                                  ----------------------------
FROM OPERATIONS
  Net investment income (loss)                                      $    (13)         $    594
  Net realized gain (loss) on investments                             (7,360)              477
  Net realized loss on foreign currency transactions                     (77)             (152)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                     (29,314)          (29,219)
     Foreign currency translations                                       (25)              112
                                                                  ----------------------------
         Decrease in net assets resulting from operations            (36,789)          (28,188)
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    -            (1,401)
                                                                  ----------------------------
  Net realized gains                                                       -              (188)
                                                                  ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           18,596            40,463
  Reinvested dividends                                                     -             1,554
  Cost of shares redeemed                                            (29,833)          (56,490)
                                                                  ----------------------------
     Decrease in net assets from capital
        share transactions                                           (11,237)          (14,473)
                                                                  ----------------------------
Net decrease in net assets                                           (48,026)          (44,250)
NET ASSETS
  Beginning of period                                                276,019           320,269
                                                                  ----------------------------
  End of period                                                     $227,993          $276,019
                                                                  ============================
Accumulated undistributed net investment income:
  End of period                                                     $    872          $    885
                                                                  ============================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          1,516             2,806
  Shares issued for dividends reinvested                                   -               110
  Shares redeemed                                                     (2,435)           (3,920)
                                                                  ----------------------------
     Decrease in shares outstanding                                     (919)           (1,004)
                                                                  ============================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the
         Fund). The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

              2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

              3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

              2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

              Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

              Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

           E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements reduced expenses by $1,000.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

         redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $10,335,000, which, if not offset by subsequent capital gains, will expire between 2010 and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

         2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $259,632,000 and $268,898,000, respectively.

         At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $19,352,000 and $15,848,000, respectively, resulting in net unrealized appreciation of $3,504,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

         At November 30, 2002, the terms of open foreign currency contracts were as follows (in thousands):

                        FOREIGN CURRENCY CONTRACTS TO BUY

---------------------------------------------------------------------------------------------------
                                U.S. DOLLAR
EXCHANGE       CONTRACTS TO     VALUE AS OF       IN EXCHANGE        UNREALIZED        UNREALIZED
  DATE           RECEIVE         11/30/02       FOR U.S. DOLLAR     APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------
 12/2/02         39,746            $324              $325               $-                $(1)
               Japanese Yen
 12/3/02         23,376             191               191                -                  -
               Japanese Yen
 12/4/02          3,202              26                26                -                  -
               Japanese Yen
---------------------------------------------------------------------------------------------------
                                   $541              $542               $-                $(1)
---------------------------------------------------------------------------------------------------

                       FOREIGN CURRENCY CONTRACTS TO SELL

---------------------------------------------------------------------------------------------------
                                U.S. DOLLAR
EXCHANGE       CONTRACTS TO     VALUE AS OF       IN EXCHANGE        UNREALIZED        UNREALIZED
  DATE           DELIVER         11/30/02       FOR U.S. DOLLAR     APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------
 12/2/02           156             $155              $154               $-                $(1)
               Euro Currency
 12/3/02           12                12                12                -                  -
               Euro Currency
---------------------------------------------------------------------------------------------------
                                   $167              $166               $-                $(1)
---------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

         securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of November 30, 2002.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Global Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

              of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

   OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
   -----------------------------------------------------------------------
   +/- 1.00% to 4.00%              +/- 0.04%
   +/- 4.01% to 7.00%              +/- 0.05%
   +/- 7.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $906,000, which included a performance fee of $36,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management
              (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

           C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $174,000.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

              on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $383,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 1, 1992. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND

NOVEMBER 30, 2002 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                  PERIOD ENDED
                                  NOVEMBER 30,                            YEAR ENDED MAY 31,
                                  --------------------------------------------------------------------------------------
                                      2002              2002           2001           2000           1999           1998
                                  --------------------------------------------------------------------------------------
Net asset value at
   beginning of period            $  14.42          $  15.90       $  20.61       $  18.11       $  18.36       $  16.84
                                  --------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                 -(a)            .03            .07            .05            .10            .11
   Net realized and
      unrealized gain (loss)         (1.91)            (1.43)         (3.70)          3.94            .27           2.51
                                  --------------------------------------------------------------------------------------
Total from investment operations     (1.91)            (1.40)         (3.63)          3.99            .37           2.62
                                  --------------------------------------------------------------------------------------
Less distributions:
   From net investment income            -              (.07)          (.07)          (.06)          (.10)          (.08)
   From realized capital gains           -              (.01)         (1.01)         (1.43)          (.52)         (1.02)
                                  --------------------------------------------------------------------------------------
Total distributions                      -              (.08)         (1.08)         (1.49)          (.62)         (1.10)
                                  --------------------------------------------------------------------------------------
Net asset value at end of period  $  12.51          $  14.42       $  15.90       $  20.61       $  18.11       $  18.36
                                  ======================================================================================
Total return (%)*                   (13.25)            (8.79)        (18.83)         22.59           2.06          16.29
Net assets at end of period (000) $227,993          $276,019       $320,269       $414,470       $326,702       $356,880
Ratio of expenses to
   average net assets (%)**           1.54(b),(c)       1.40(c)        1.14(c)        1.12           1.16           1.13
Ratio of net investment income to
   average net assets (%)**           (.01)(b)           .21            .41            .39            .55            .64
Portfolio turnover (%)              111.37             51.18          38.30          39.20          51.19          45.04

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2002, average net assets were
    $231,282,000.
(a) Calculated using average shares. For the six-month period ended
    November 30, 2002, average shares were 18,594,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

32

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

34

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Michael F. Reimherr
                            Laura T. Starks, Ph.D.
                            Richard A. Zucker

      ADMINISTRATOR,        USAA Investment Management Company
 INVESTMENT ADVISER,        9800 Fredericksburg Road
        UNDERWRITER,        San Antonio, Texas 78288
     AND DISTRIBUTOR

      TRANSFER AGENT        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

           CUSTODIAN        State Street Bank and Trust Company
                            P.O. Box 1713
                            Boston, Massachusetts 02105

INDEPENDENT AUDITORS        Ernst & Young LLP
                            100 West Houston St., Suite 1900
                            San Antonio, Texas 78205

           TELEPHONE        Call toll free - Central time
    ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                            Saturday, 8:30 a.m. to 5 p.m.
                            Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT        For account servicing, exchanges,
        MUTUAL FUNDS        or redemptions
                            1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL        24-hour service (from any phone)
   FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND        (from touch-tone phones only)
   USAA TOUCHLINE(R)        For account balance, last transaction, fund
                            prices, or to exchange or redeem fund shares
                            1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                        [LOGO]
                                                                       Recycled
                                                                        Paper

--------------------------------------------------------------------------------

  [LOGO]          9800 Fredericksburg Road                    ---------------
  USAA(R)         San Antonio, Texas 78288                       PRSRT STD
                                                                    U.S.
                                                                  Postage
                                                                  P A I D
                                                                    USAA
                                                              ---------------

Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO]                  WE KNOW WHAT IT MEANS TO SERVE.(R)
 USAA                   ----------------------------------
                        INSURANCE [middot] MEMBER SERVICES

23412-0103                                   (C)2003, USAA. All rights reserved.